Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Accounts Payable

	12.31.2017	12.31.2016
Non-current
Accounts payable for investments in Property, plant and equipment	71,388,595	69,989,797
Expense accrual	—	11,922,779

Total	71,388,595	81,912,576

Current
Suppliers	1,239,573,602	1,017,699,633
Related parties (Note 19)	275,828,345	563,849,622
Accounts payable for acquisitions of Property, plant and equipment	235,005,411	280,599,659
Expenses accrual	611,134,006	363,951,348

Total	2,361,541,364	2,226,100,262

Loma Negra C.I.A.S.A. [member]
Summary of Accounts Payable

	12.31.2017	12.31.2016
Non-current
Accounts payable for investments in Property, plant and equipment	71,388,595	69,989,797

Total	71,388,595	69,989,797